Short-term deposits	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Short-term deposits
Note 5. Short-term deposits
Short-term deposits consist of short-term deposits and restricted deposits. Short-term deposits as of December 31, 2021 and ,2020 amounts to $35,592 and $108,928, respectively. The deposits carry interest rates in 2021 is between 0.1% – 1.55% (2020: 0.27% – 2.47%).